Supplementary Financial Statement Information (Details) - Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplementary Financial Statement Information (Details) - Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) [Line Items]
Revenues	$ 2,620,903	$ 2,572,357	$ 2,404,376
Israel [Member]
Supplementary Financial Statement Information (Details) - Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) [Line Items]
Revenues	1,600,763	1,571,035	1,506,566
United States [Member]
Supplementary Financial Statement Information (Details) - Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) [Line Items]
Revenues	644,918	680,325	591,794
Europe [Member[
Supplementary Financial Statement Information (Details) - Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) [Line Items]
Revenues	315,081	262,303	255,680
Africa [Member]
Supplementary Financial Statement Information (Details) - Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) [Line Items]
Revenues	26,035	26,692	18,012
Japan [Member]
Supplementary Financial Statement Information (Details) - Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) [Line Items]
Revenues	11,881	11,333	12,890
Other (mainly Asia pacific) [Member]
Supplementary Financial Statement Information (Details) - Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) [Line Items]
Revenues	$ 22,225	$ 20,669	$ 19,434